March 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Panorama Plus Separate Account
File No. 811-06530, CIK 0000883233
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the Act), the above referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The 2012 annual reports of the investment companies listed below are incorporated by reference.

Investment Company	CIK
Variable Insurance Products Fund II	0000831016
MML Series Investment Fund	0000067160
MML Series Investment Fund II	0001317146
Oppenheimer Variable Account Funds	0000752737
Panorama Series Fund, Inc.	0000355411

/s/ Richard J. Byrne
Richard J. Byrne
Vice President
C.M. Life Insurance Company